Investments in associates and joint ventures (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of associates [line items]
Value of Group's interest in equity	$ 74,377	$ 35,780
Group's interest in comprehensive income (loss)	$ 8,720	$ (7,604)	$ (475)
New Lipstick [Member]
Disclosure of associates [line items]
% ownership interest	49.96%	49.96%	49.90%
Value of Group's interest in equity	$ (17)	$ (8,659)
Group's interest in comprehensive income (loss)	$ 7,633	$ (3,199)	$ (5,292)
Place of business / Country of incorporation		US
Main activity		Real estate
Share capital (nominal value)
Profit / (Loss) for the year		$ 179
Shareholders' equity		$ (31)
BHSA [Member]
Disclosure of associates [line items]
% ownership interest	29.91%	29.91%	29.91%
Value of Group's interest in equity	$ 4,073	$ 4,451
Group's interest in comprehensive income (loss)	$ (380)	$ (2,411)	$ 416
Place of business / Country of incorporation		Argentina
Main activity		Financial
Common shares 1 vote		48,689,072
Share capital (nominal value)		1,500
Profit / (Loss) for the year		$ 1,272
Shareholders' equity		$ 13,186
Condor [Member]
Disclosure of associates [line items]
% ownership interest	18.89%	18.89%	28.10%
Value of Group's interest in equity	$ 1,481	$ 1,392
Group's interest in comprehensive income (loss)	$ 120	$ 39	$ 596
Place of business / Country of incorporation		EE.UU.
Main activity		Hotel
Common shares 1 vote		2,245,100
Share capital (nominal value)		232
Profit / (Loss) for the year		$ (9)
Shareholders' equity		$ 86
PBEL [Member]
Disclosure of associates [line items]
% ownership interest	45.00%	45.40%	45.40%
Value of Group's interest in equity		$ 1,979
Group's interest in comprehensive income (loss)		$ (117)	$ 416
Place of business / Country of incorporation		India
Main activity		Real estate
Common shares 1 vote		1
Share capital (nominal value)		(2)
Profit / (Loss) for the year
Shareholders' equity		$ (2)
Shufersal Ltd. [Member]
Disclosure of associates [line items]
% ownership interest	26.02%	26.02%	33.56%
Value of Group's interest in equity	$ 28,111	$ 23,013
Group's interest in comprehensive income (loss)	$ 5,215	$ 297
Place of business / Country of incorporation		Israel
Main activity		Retail
Common shares 1 vote		123,917,650
Share capital (nominal value)		1,399
Profit / (Loss) for the year		$ 310
Shareholders' equity		$ 1,930
Quality [Member]
Disclosure of associates [line items]
% ownership interest	50.00%	50.00%	50.00%
Value of Group's interest in equity	$ 2,101	$ 1,869
Group's interest in comprehensive income (loss)	$ 185	$ (583)	$ 876
Place of business / Country of incorporation		Argentina
Main activity		Real estate
Common shares 1 vote		163,039,244
Share capital (nominal value)		326
Profit / (Loss) for the year		$ 370
Shareholders' equity		$ 4,140
La Rural S.A. [Member]
Disclosure of associates [line items]
% ownership interest	50.00%	50.00%	50.00%
Value of Group's interest in equity	$ 203
Group's interest in comprehensive income (loss)	$ 102	$ 144	$ (44)
Place of business / Country of incorporation		Argentina
Main activity		Organization of events
Common shares 1 vote		714,498
Share capital (nominal value)		1
Profit / (Loss) for the year		$ 224
Shareholders' equity		$ 327
Mehadrin [Member]
Disclosure of associates [line items]
% ownership interest		45.41%	45.41%
Value of Group's interest in equity		$ 4,845
Group's interest in comprehensive income (loss)		$ (111)	$ 1,276
Place of business / Country of incorporation		Israel
Main activity		Agropecuaria
Other associates and joint ventures [Member]
Disclosure of associates [line items]
Value of Group's interest in equity		$ 8,605	6,789
Group's interest in comprehensive income (loss)		$ (3,253)	$ (1,663)	$ 1,281
Gav - Yam [Member]
Disclosure of associates [line items]
% ownership interest	34.90%
Value of Group's interest in equity	$ 27,277
Group's interest in comprehensive income (loss)	$ (786)
Place of business / Country of incorporation	Israel
Main activity	Inmobiliaria
Common shares 1 vote	639,727
Share capital (nominal value)	1,356
Profit / (Loss) for the year	$ 411
Shareholders' equity	$ 3,496
TGLT [Member]
Disclosure of associates [line items]
% ownership interest	30.50%
Value of Group's interest in equity	$ 2,059
Group's interest in comprehensive income (loss)	$ (116)
Place of business / Country of incorporation	Argentina
Main activity	Real estate
Common shares 1 vote	279,502,813
Share capital (nominal value)	925
Profit / (Loss) for the year	$ (311)
Shareholders' equity	$ 6,004